Gains (Losses) on Disposals of Non-Current Assets - Schedule of Gain Losses on disposal of Non current assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains on disposals of non-current assets:
Gains on the retirement/disposal of intangible and tangible assets	€ 15	€ 28	€ 348
Gains on the disposal of investments in subsidiaries	0	0	0
Gains on disposals of non-current assets	15	28	348
Losses on disposals of non-current assets:
Losses on the retirement/disposal of intangible and tangible assets	4	14	12
Losses on the disposals of investments in subsidiaries	0	0	0
Losses on disposals of non-current assets	4	14	12
Gains (losses) on disposals of non-current assets	€ 11	€ 14	€ 336